Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable
Schedule of components of accounts receivable

	As of December 31,
	2012	2013
	$	$
Components of accounts receivable are as follows:
Delivery service providers (a)	6,875,717	573,085
Other customers	114,843	36
Other receivables (b)	—	2,482,325

Total	6,990,560	3,055,446

Note a:	For certain sales transactions, delivery service providers will collect payments from the Group's customers upon delivery of goods, and remit such payments back to the Group on a periodic basis.
Note b:	The Comany provides lending to some its suppliers, and record corresponding accounts receivables as it keeps the right of recourse.

Schedule of accounts receivable for more than 10%

	As of December 31
	2012	2013
Lending to supplier A	—	32%
Lending to supplier B	—	15%
Delivery service provider A	18%	—
Delivery service provider B	17%	—